FINANCIAL INSTRUMENTS - Disclosure of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	$ (1,435,549)	$ (1,196,614)
Financial And Lease Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(795,853)	(793,539)
Financial liabilities	(795,853)	(839,561)
Financial and lease liabilities Measured at amortized cost: | Loans payable
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(37,678)	(19,458)
Financial liabilities	(37,678)	(19,458)
Financial and lease liabilities Measured at amortized cost: | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(59,115)	(45,660)
Financial liabilities	(59,115)	(45,660)
Financial and lease liabilities Measured at amortized cost: | Trade payables and other liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(81,526)	(50,066)
Financial liabilities	(81,526)	(50,066)
Financial and lease liabilities Measured at amortized cost: | Loan payable, net of current portion
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(97,996)	(129,714)
Financial liabilities	(97,996)	(130,735)
Financial and lease liabilities Measured at amortized cost: | Lease liabilities, net of current portion
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(469,745)	(348,972)
Financial liabilities	(469,745)	(348,972)
Financial and lease liabilities Measured at amortized cost: | Non current accounts payable from related parties
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	(3,472)
Financial liabilities	0	(3,472)
Financial and lease liabilities Measured at amortized cost: | Non Current Convertible Note
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	(97,316)
Financial liabilities	0	(142,317)
Measured at fair value through profit or loss: | Convertible Note
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(7,914)	0
Financial liabilities	(7,914)	0
Measured at fair value through profit or loss: | Derivative financial instruments (warrants and conversion option on convertible note)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(1,481)	(82,999)
Financial liabilities	(1,481)	(82,999)
Measured at fair value through profit or loss: | Derivative financial instruments (convert features and prepayment option on the Term Loan Note and put and call options)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(1,216)	(15,882)
Financial liabilities	(1,216)	(15,882)
Measured at fair value through profit or loss: | Non Current Convertible Note
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	(39,182)	0
Financial liabilities	(39,182)	0
Financial assets at amortised cost, category
Disclosure of financial assets and liabilities [Line Items]
Financial assets	73,962	47,324
Financial assets, at fair value	73,962	47,324
Financial assets at amortised cost, category | Cash
Disclosure of financial assets and liabilities [Line Items]
Financial assets	47,689	21,943
Financial assets, at fair value	47,689	21,943
Financial assets at amortised cost, category | Current trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	10,543	10,527
Financial assets, at fair value	10,543	10,527
Financial assets at amortised cost, category | Non current trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,671	1,925
Financial assets, at fair value	1,671	1,925
Financial assets at amortised cost, category | Non-current financial assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets	3,149	3,156
Financial assets, at fair value	3,149	3,156
Financial assets at amortised cost, category | Security Deposits
Disclosure of financial assets and liabilities [Line Items]
Financial assets	10,910	9,773
Financial assets, at fair value	$ 10,910	$ 9,773